Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Jul. 31, 2022
Registrant Name	dei_EntityRegistrantName	PIONEER SERIES TRUST IV*
CIK	dei_EntityCentralIndexKey	0001331854
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 17, 2022
Document Effective Date	dei_DocumentEffectiveDate	Oct. 18, 2022
Prospectus Date	rr_ProspectusDate	Oct. 18, 2022
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A